Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Income Taxes

Note 9 — Income Taxes

The Company’s net deferred tax assets are as follows:

	December 31,
	2024	2023
Deferred tax asset
Net operating loss carryforward	$—	$—
Startup/Organization Expenses	217,481	121,654
Total deferred tax asset	217,481	121,654
Valuation allowance	(217,481)	(121,654)
Deferred tax asset, net of allowance	$—	$—

The income tax provision consists of the following:

	For the Year Ended December 31,
	2024	2023
Federal
Current	$218,087	$450,960
Deferred	(105,321)	(56,079)
State
Current	$—	$—
Deferred	—	—
Interest and penalties	14,550	—
Change in valuation allowance	105,321	56,079
Income tax provision	$232,637	$450,960

A reconciliation of the Company’s statutory income tax rate to the Company’s effective income tax rate is as follows (in thousands):

	For the Year Ended December 31,
	2024	2023
Income at U.S. statutory rate	21.00%	21.00%
State taxes, net of federal benefit	0.00%	0.00%
Transaction costs	9.36%	0.00%
Interest and penalties	3.92%	0.00%
Change in valuation allowance	28.35%	2.98%
Effective income tax rate	62.63%	23.98%

As of December 31, 2024 and 2023, the Company did not have any U.S. federal and state net operating loss carryovers available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. The change in the valuation allowance was $105,321 and $56,079 for the year ended December 31, 2024 and 2023, respectively.

The provisions for U.S. federal and state income taxes were $232,637 and $450,960 for the year ended December 31, 2024 and 2023, respectively. The Company’s tax returns for the years ended December 31, 2024, 2023, 2022 and 2021 remain open and subject to examination.